Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to August 15, 2022, the date that the accompanying unaudited condensed financial statements were issued. Other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the accompanying unaudited condensed financial statements.

The FOXO Transaction Agreement was further amended on July 6, 2022 and August 12, 2022. On July 6, 2022, the Company, FOXO and the Purchaser Representative entered into a second amendment to the FOXO Transaction Agreement (the “Second FOXO Amendment”), pursuant to which the number of shares of Purchase Class A Common Stock (as defined in the FOXO Transaction Agreement) to be issued as Merger Consideration (as defined in the FOXO Transaction Agreement) to certain members of FOXO’s management and certain strategic partners of FOXO at the Closing under the Management Contingent Plan (as defined in the FOXO Transaction Agreement) was reduced from ten million (10,000,000) shares to nine million two hundred thousand (9,200,000) shares. In addition, the parties agreed that FOXO will be permitted to issue additional shares of FOXO Class A Common Stock to an existing stockholder of FOXO as consideration for certain services. The Second FOXO Amendment will have no effect on the aggregate amount to be paid by the Company for FOXO.

On August 12, 2022, the Company, FOXO and the Purchaser Representative entered into a third amendment to the FOXO Transaction Agreement (the “Third FOXO Amendment”), pursuant to which the parties agreed to (i) eliminate dual-class shares from the capitalization structure of the Combined Company following the FOXO Business Combination and, in connection therewith, agreed that, at the Closing, all of the outstanding shares of Class B common stock shall be exchanged for shares of Class A common stock on a one-to-one basis, as Stockholder Merger Consideration (as defined in the FOXO Transaction Agreement), and the Proposed Purchaser Charter (as defined in the FOXO Transaction Agreement) would be amended to reflect the elimination of the Company’s Class V common stock from the Combined Company’s capitalization structure and (ii) expand the national securities exchanges on which the Company’s securities may be listed at or prior to the Closing to include additional national securities exchanges. The Third FOXO Amendment will have no effect on the aggregate amount to be paid by the Company for FOXO.

On July 8, 2022, the Company filed an amendment to the FOXO Registration Statement.

On July 19, 2022, the Company received $386,665.23 from FOXO as the second installment of the FOXO Note. The proceeds of this draw were sent to the Trust Account.

On July 19, 2022, the Company withdrew $56,028 from its Trust Account as reimbursement for estimated franchise tax payments.

Note 10 — Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to March 7, 2022, the date that the financial statements were issued. Other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.

On February 23, 2022, we issued a promissory note (the “Note”) in the principal amount of up to $2,000,000 to the Sponsor. The Note was issued in connection with advances the Sponsor has made, and may make in the future, to the Company for working capital expenses. As of March 7, 2022, we have drawn down $0 under the Note.

On February 24, 2022, we entered into a definitive agreement and Plan of Merger, dated as of February 24, 2022 (the “FOXO Transaction Agreement”), with FOXO Technologies Inc., a Delaware corporation (“FOXO”) and certain other parties. Pursuant to the FOXO Transaction Agreement, subject to the terms and conditions set forth therein, a Delaware subsidiary of our Company will merge with and into FOXO, with FOXO surviving the merger as a wholly-owned subsidiary of our Company. In connection with the FOXO Transaction Agreement, we also entered into several ancillary agreements, including: (i) a Common Stock Purchase Agreement with CF Principal Investments LLC (“Cantor”), pursuant to which, the Combined Company (as defined therein) after the closing of the FOXO Transaction Agreement has the right from time to time to sell to Cantor up to $40 million in shares of its Class A common stock, subject to certain limitations and conditions set forth therein and (ii) certain subscription agreements with Andrew J. Poole, our Chairman and Chief Executive Officer, and The Gray Insurance Company, which is an affiliate of certain of our officers and directors (the “Subscription Investors”), pursuant to which, in the event that, at the Closing (as defined in the FOXO Transaction Agreement), we have cash or cash equivalents of less than $10,000,000, the Subscription Investors will subscribe for up to 1,000,000 shares of our Class A common stock, subject to certain limitations and conditions set forth therein.